Teucrium AiLA Long-Short Base Metals Strategy ETF
Consolidated Schedule of Investments
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS – 90.9%	Shares	Value
Deposit Accounts – 90.9%
U.S. Bank Money Market Deposit Account – 5.24%(a)	3,310,860	$3,310,860
TOTAL SHORT-TERM INVESTMENTS (Cost $3,310,860)		3,310,860

Total Investments (Cost $3,310,860) – 90.9%		3,310,860
Other assets and Liabilities, net – 9.1%		330,335
TOTAL SHORT-TERM INVESTMENTS - 100.0%		$3,641,195

Percentages are stated as a percent of net assets.

(a)	The rate shown is the seven day yield as of January 31, 2024.

Teucrium AiLA Long-Short Base Metals Strategy ETF
Consolidated Schedule of Open Futures Contracts
January 31, 2024 (Unaudited)

Description	Contracts Purchased	Settlement Month	Notional	Value / Unrealized Appreciation (Depreciation)
Long Contracts
LME Aluminum Futures(a)(b)	112	June 2024	$6,456,576	$37,914
LME Aluminum Futures(a)(b)	15	December 2024	893,220	14,573
LME Copper Futures(a)(b)	101	June 2024	21,822,313	618,016
LME Lead Futures(a)(b)	140	June 2024	7,596,365	65,518
LME Lead Futures(a)(b)	20	December 2024	1,089,250	(8,891)
LME Nickel Futures(a)(b)	1	February 2024	96,414	(1,340)
LME Nickel Futures(a)(b)	8	March 2024	775,296	(25,493)
LME Tin Futures(a)(b)	1	February 2024	130,365	6,904
LME Tin Futures(a)(b)	2	March 2024	261,630	4,197
LME Zinc Futures(a)(b)	149	June 2024	9,446,973	90,329
LME Zinc Futures(a)(b)	63	December 2024	4,023,889	44,150
				$845,877

Description	Contracts Sold	Settlement Month	Notional	Value / Unrealized Appreciation (Depreciation)
Short Contracts
LME Aluminum Futures(a)(b)	(112)	June 2024	$(6,456,576)	$(5,199)
LME Aluminum Futures(a)(b)	(15)	December 2024	(893,220)	7,317
LME Copper Futures(a)(b)	(101)	June 2024	(21,822,313)	(719,183)
LME Lead Futures(a)(b)	(156)	June 2024	(8,464,521)	(126,929)
LME Lead Futures(a)(b)	(28)	December 2024	(1,524,950)	(27,471)
LME Nickel Futures(a)(b)	(1)	February 2024	(96,414)	485
LME Nickel Futures(a)(b)	(8)	March 2024	(775,296)	21,547
LME Tin Futures(a)(b)	(1)	February 2024	(130,365)	(7,996)
LME Tin Futures(a)(b)	(1)	March 2024	(130,815)	2,293
LME Zinc Futures(a)(b)	(165)	June 2024	(10,461,413)	(74,607)
LME Zinc Futures(a)(b)	(79)	December 2024	(5,045,829)	(22,442)
				$(952,185)
Total Unrealized Appreciation (Depreciation)				$(106,308)

LME – London Metal Exchange

(a)	All or a portion of this security is held by OAIB Cayman.
(b)
LME futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2024:

Teucrium AiLA Long-Short Base Metals Strategy ETF
	Level 1	Level 2	Level 3	Total

Investments – Assets:
Deposit Accounts	$3,310,860	$–	$–	$3,310,860
Total Investments - Assets	$3,310,860	$–	$–	$3,310,860

Other Financial Instruments*:
Assets
Open Futures Contracts	$845,877	$–	$–	$845,877
Total Assets	$845,877	$–	$–	$845,877

Liabilities
Open Futures Contracts	$(952,185)	$–	$–	$(952,185)
Total Liabilities	$(952,185)	$–	$–	$(952,185)

* Other financial instruments are a derivative instruments not reflected in the Schedule of Investments, such as open future contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument as of January 31, 2024.